LEASES - Additional Information (Details)	9 Months Ended
Sep. 30, 2026 USD ($)
Leases [Line Items]
Percentage of lease payments receivable	50.00%
Lease liabilities	$ 30,600,000
Finance sublease receivable
Leases [Line Items]
Prepayments and accrued income other than contract assets	$ 15,300,000
Leasehold land
Leases [Line Items]
Lessee, lease terms	50 years
Ongoing lease payments	$ 0
Bottom of Range
Leases [Line Items]
Lessee, lease terms	3 years
Top of Range
Leases [Line Items]
Lessee, lease terms	29 years